Cost Of Revenues (Components Of Cost Of Revenues) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cost Of Revenues
Cost of net pharmaceutical product sales	$ 198,499	$ 107,216	$ 401,212	$ 201,289
Cost of device, service and other revenues	38,198		67,043
Total cost of revenues	$ 236,697	$ 107,216	$ 468,255	$ 201,289	$ 504,757	$ 375,058	$ 267,235